Schedule Of Long-term Debt, Debentures And Financial InstrumentsMaturities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	€ 90
2015	72
2016	355
2017	1,587
2018	1,665
Total Long-term Debt	€ 3,768